Derivative Financial Instruments - Details of Interest rate sensitivity (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Switzerland, Francs [member]
Derivative Financial Instruments [line items]
Sensitivity debt	$ 3,816
Sensitivity DFIs	(3,473)
Sensitivity net	343
PEMEX Curves Sensitivity debt	3,340
Euro [member]
Derivative Financial Instruments [line items]
Sensitivity debt	103,859
Sensitivity DFIs	(85,825)
Sensitivity net	18,034
PEMEX Curves Sensitivity debt	73,784
Pound sterling [member]
Derivative Financial Instruments [line items]
Sensitivity debt	5,871
Sensitivity DFIs	(5,445)
Sensitivity net	426
PEMEX Curves Sensitivity debt	4,598
Japan, yen [member]
Derivative Financial Instruments [line items]
Sensitivity debt	7,600
Sensitivity DFIs	(3,470)
Sensitivity net	4,130
PEMEX Curves Sensitivity debt	5,518
Mexico, Pesos [member]
Derivative Financial Instruments [line items]
Sensitivity debt	24,783
Sensitivity DFIs	1,693
Sensitivity net	26,476
PEMEX Curves Sensitivity debt	19,808
Mexican Unidad de Inversion [member]
Derivative Financial Instruments [line items]
Sensitivity debt	14,032
Sensitivity DFIs	(14,032)
Sensitivity net	0
PEMEX Curves Sensitivity debt	9,803
U.S [member]
Derivative Financial Instruments [line items]
Sensitivity debt	779,844
Sensitivity DFIs	93,006
Sensitivity net	872,850
PEMEX Curves Sensitivity debt	$ 333,180